AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.6%
Asset-Backed Securities — 0.6%
Automobiles — 0.5%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	7,400	$7,175,891
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,187,395
Series 2019-A, Class D, 144A
3.450%	01/26/32	3,225	3,003,170
			12,366,456
Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	586	510,424
Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
5.545%(c)	02/25/39	463	457,047
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
5.525%(c)	05/25/39	755	741,675
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.845%(c)	12/25/56	345	344,898
			1,543,620

Total Asset-Backed Securities (cost $14,203,087)			14,420,500
Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.635%(c)	10/15/38	5,940	5,701,678
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.589%(cc)	09/10/50	650	521,296
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,089,922
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,053,465
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
1.981%(cc)	07/25/30	2,241	184,857
Series 2020-M50, Class A1
0.670%	10/25/30	40	36,929
Series 2020-M50, Class X1, IO
1.891%(cc)	10/25/30	397	28,767
Series 2021-M03, Class X1, IO
1.939%(cc)	11/25/33	352	31,121
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.610%(cc)	04/25/48	3,165	$3,042,471
Series 2015-K48, Class B, 144A
3.646%(cc)	08/25/48	1,985	1,912,257
Series 2018-K80, Class C, 144A
4.232%(cc)	08/25/50	3,000	2,808,713
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	2,821,857
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
5.485%(c)	04/15/38	1,900	1,837,028
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
5.415%(c)	11/15/38	2,985	2,858,697
Velocity Commercial Capital Loan Trust,
Series 2016-01, Class M7, 144A
9.063%(cc)	04/25/46	67	62,967
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	30	23,081
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	47	41,717
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	49	41,659
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	41	34,795
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	39	34,021
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	352,826
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class AS
3.241%	12/15/45	110	104,554

Total Commercial Mortgage-Backed Securities (cost $25,482,608)			25,624,678
Corporate Bonds — 24.4%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	891	826,501
3.250%	02/01/35	676	551,375
3.450%	11/01/28	407	376,363
3.625%	02/01/31	41	37,470
3.950%	08/01/59	1,316	967,629
5.805%	05/01/50	1,245	1,251,764
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	30	29,528
A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/33(a)	1,655	$1,764,971
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/33	2,365	2,388,741
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	903	737,202
2.375%	03/15/32	1,585	1,331,025
3.125%	07/01/50	434	320,090
3.750%	11/01/46	226	186,994
4.050%	05/04/47	479	415,411
4.800%	12/15/43	31	29,746
			11,214,810
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,402	1,699,596
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,835	1,575,987
3.557%	08/15/27	1,029	956,934
4.390%	08/15/37	2,902	2,368,699
4.540%	08/15/47	430	319,601
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,330	1,262,931
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	293	283,627
3.500%	07/26/26	647	605,931
JT International Financial Services BV (Japan),
Gtd. Notes, 144A
6.875%	10/24/32(a)	917	1,010,923
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	2,001	1,669,044
3.875%	08/21/42	389	307,926
4.375%	11/15/41	292	252,728
5.125%	02/15/30	800	808,579
5.375%	02/15/33	660	674,437
5.625%	11/17/29(a)	1,213	1,267,809
5.750%	11/17/32	884	927,354
			15,992,106
Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	113	105,068
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	177	150,584
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	339	$317,199
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	361	366,731
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	421	378,433
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32	177	155,034
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	145	130,233
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	1,248	1,247,524
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	6(r)	5,936
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	235	225,807
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	15	14,429
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	780	694,343
			3,791,321
Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	260	253,261
5.150%	04/01/38	58	52,403
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	1,573	1,242,464
2.400%	10/15/28	218	186,762
5.650%	01/17/29	50	50,634
Kia Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26	200	188,170
			1,973,694
Banks — 6.5%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	910	890,445
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	800	788,598
1.722%(ff)	09/14/27	600	522,945
2.746%	05/28/25	200	188,186

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.147%	08/18/25	800	$787,186
5.294%	08/18/27	1,000	984,840
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	541	442,227
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	46	43,246
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,414	1,935,331
1.922%(ff)	10/24/31	2,439	1,947,552
2.456%(ff)	10/22/25(a)	2,850	2,714,951
2.676%(ff)	06/19/41	456	322,356
2.884%(ff)	10/22/30	4,167	3,623,894
3.705%(ff)	04/24/28	1,878	1,776,598
3.824%(ff)	01/20/28	5,598	5,339,381
3.974%(ff)	02/07/30	239	223,802
4.376%(ff)	04/27/28	680	659,289
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	1,785	1,614,835
2.651%(ff)	03/11/32	433	361,778
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	1,045	1,043,223
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series H, MTN
4.700%	09/14/27	1,569	1,552,786
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.802%(ff)	10/25/28	1,505	1,563,170
5.834%(ff)	10/25/33	222	237,128
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	263,530
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	886	862,842
7.385%(ff)	11/02/28	1,738	1,839,800
7.437%(ff)	11/02/33(a)	1,250	1,372,219
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	3,904	3,505,246
2.375%	01/14/25	1,737	1,638,092
Sr. Unsec’d. Notes, 144A, MTN
5.975%(ff)	01/18/27	287	286,047
Sub. Notes, 144A
5.150%	07/21/24	1,277	1,252,097
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	2,369	2,231,310
2.572%(ff)	06/03/31	1,300	1,097,205
2.976%(ff)	11/05/30	5,936	5,202,412
3.520%(ff)	10/27/28	384	359,153
3.668%(ff)	07/24/28	1,256	1,189,758
3.980%(ff)	03/20/30	465	434,247
4.075%(ff)	04/23/29	540	514,609
5.610%(ff)	09/29/26	2,086	2,098,406
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.125%	07/25/28	364	$344,562
4.600%	03/09/26	408	400,313
5.300%	05/06/44	7	6,664
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
3.784%	03/14/32	375	315,863
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	470	443,105
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	1,076	1,008,056
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	379	374,444
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,747	1,604,733
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
7.500%	02/15/28	250	265,000
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	1,072	986,240
4.207%(ff)	06/12/24	2,263	2,195,110
9.016%(ff)	11/15/33	1,155	1,368,675
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.621%(ff)	09/11/26	275	245,402
4.298%(ff)	04/01/28	1,299	1,226,130
5.375%	01/12/24	328	326,069
6.466%(ff)	01/09/26	860	859,718
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	952	819,730
2.222%(ff)	09/18/24	1,196	1,162,820
2.311%(ff)	11/16/27	2,723	2,292,667
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.896%(ff)	10/09/26	2,238	2,257,634
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	1,000	1,022,807
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,340	1,197,775
1.542%(ff)	09/10/27	6,038	5,314,693
1.757%(ff)	01/24/25	596	577,754
1.948%(ff)	10/21/27	966	862,669
2.383%(ff)	07/21/32	383	311,570
2.640%(ff)	02/24/28	2,020	1,844,260
3.615%(ff)	03/15/28	2,839	2,688,238
3.814%(ff)	04/23/29	1,015	954,784
4.017%(ff)	10/31/38	1,483	1,282,090
4.387%(ff)	06/15/27	192	187,690

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,169	$1,067,839
2.206%(ff)	08/17/29	2,322	1,946,932
2.251%(ff)	11/22/27	1,550	1,367,108
2.999%(ff)	03/10/26	1,279	1,211,051
3.803%(ff)	03/11/25	325	317,337
3.950%(ff)	05/18/24	655	653,413
4.041%(ff)	03/13/28	1,263	1,184,282
4.292%(ff)	09/12/26	1,178	1,129,673
4.755%(ff)	06/09/28	1,580	1,524,609
6.161%(ff)	03/09/29	1,065	1,094,969
6.254%(ff)	03/09/34	535	559,452
6.332%(ff)	03/09/44	970	1,025,754
7.336%(ff)	11/03/26	2,544	2,647,833
7.390%(ff)	11/03/28	1,900	2,030,820
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.000%	11/21/25	855	868,036
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	142,644
4.950%(ff)	06/01/42	538	355,731
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,500	1,275,133
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.871%(ff)	03/06/29(a)	1,040	1,045,982
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27(a)	517	462,430
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27	2,164	1,914,937
1.640%(ff)	10/13/27	350	306,274
5.441%(ff)	02/22/34	1,075	1,084,416
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	1,334	1,245,139
5.754%(ff)	05/27/34	1,285	1,308,461
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26	405	360,963
1.593%(ff)	05/04/27	3,907	3,518,567
3.737%(ff)	04/24/24	365	364,401
4.210%(ff)	04/20/28	2,056	1,997,359
Sr. Unsec’d. Notes, SOFR + 0.625%
5.273%(c)	01/24/25	3,136	3,090,413
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	583	517,336
2.239%(ff)	07/21/32	319	256,601
2.699%(ff)	01/22/31	2,742	2,360,631
Sr. Unsec’d. Notes, MTN
1.164%(ff)	10/21/25(a)	1,173	1,095,614
1.794%(ff)	02/13/32	1,224	961,053
1.928%(ff)	04/28/32	595	470,470
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.511%(ff)	10/20/32	581	$475,551
2.802%(ff)	01/25/52	662	437,151
Sub. Notes
2.484%(ff)	09/16/36	1,752	1,324,995
5.948%(ff)	01/19/38	1,220	1,210,478
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	752	587,232
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
7.472%(ff)	11/10/26	2,903	3,029,456
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
4.750%	09/22/25	1,048	1,032,771
Sub. Notes, 144A
4.625%(ff)	09/13/33(a)	1,375	1,288,029
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
6.000%	11/01/27	1,412	1,471,489
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	2,940	2,777,046
6.534%(ff)	01/10/29	1,580	1,602,336
6.833%(ff)	11/21/26	2,577	2,606,758
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,209	1,949,617
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,521	1,313,005
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26(a)	2,105	1,980,410
7.776%(ff)	11/16/25	341	347,884
State Street Corp.,
Sr. Unsec’d. Notes
5.820%(ff)	11/04/28	663	694,459
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.040%	07/16/29	265	234,428
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,515	2,200,951
2.746%(ff)	02/11/33	1,359	1,079,971
4.125%	09/24/25	832	794,884
4.488%(ff)	05/12/26	260	250,644
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	544	476,718
3.127%(ff)	06/03/32	760	593,497
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,176	1,956,665
3.526%(ff)	03/24/28	458	432,101
3.584%(ff)	05/22/28	1,363	1,283,635
4.808%(ff)	07/25/28	3,217	3,177,644
4.897%(ff)	07/25/33	560	546,221

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	703	$549,005
3.020%(ff)	11/18/36	577	450,646
			169,377,325
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,878	2,858,573
4.900%	02/01/46	557	540,283
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43(a)	603	524,529
4.700%	02/01/36	415	410,621
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	1,040	986,508
4.500%	06/01/50	249	232,939
4.600%	04/15/48	188	178,080
5.550%	01/23/49	520	561,488
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40	45	34,534
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	641	586,347
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.500%	01/24/33(a)	441	475,305
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.650%	02/15/53	820	840,144
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,341	1,070,668
			9,300,019
Biotechnology — 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	726	632,628
2.800%	08/15/41	717	524,730
3.000%	01/15/52	606	416,027
4.200%	03/01/33(a)	928	889,616
4.200%	02/22/52	975	827,999
5.250%	03/02/33(a)	3,390	3,481,636
5.600%	03/02/43	1,416	1,460,061
5.650%	03/02/53	1,200	1,248,883
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	925	778,529
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,017	749,391
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
4.600%	09/01/35	60	$59,472
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	2,767	2,233,687
Royalty Pharma PLC,
Gtd. Notes
3.350%	09/02/51	861	561,816
			13,864,475
Chemicals — 0.2%
Albemarle Corp.,
Sr. Unsec’d. Notes
5.050%	06/01/32	292	285,729
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	729	698,382
Celanese US Holdings LLC,
Gtd. Notes
6.379%	07/15/32	630	638,796
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	2,280	2,186,442
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
6.900%	05/15/53	800	925,889
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28	240	239,733
5.800%	03/27/53	630	648,272
5.950%	11/07/25	487	499,553
			6,122,796
Commercial Services — 0.3%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	270	251,100
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	537	455,016
3.200%	08/15/29	2,526	2,224,968
5.950%	08/15/52	572	546,172
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	51	29,528
4.250%	05/01/29	787	776,097
Triton Container International Ltd. (Bermuda),
Gtd. Notes, 144A
1.150%	06/07/24	1,315	1,237,415
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	570	418,978
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	664	489,163
5.420%	10/01/30	145	150,265

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	955	$825,721
			7,404,423
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	461	345,421
2.650%	05/11/50	1,333	942,222
2.700%	08/05/51	690	485,916
2.800%	02/08/61	831	566,034
2.850%	08/05/61	103	71,027
2.950%	09/11/49	256	193,466
3.350%	08/08/32(a)	385	363,492
3.450%	02/09/45	26	22,333
3.950%	08/08/52	553	495,694
Dell International LLC/EMC Corp.,
Gtd. Notes
5.750%	02/01/33(a)	1,345	1,344,138
Gtd. Notes, 144A
3.375%	12/15/41	308	215,501
Sr. Unsec’d. Notes
5.300%	10/01/29	1,383	1,391,712
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	979	795,866
5.750%	03/15/33	985	1,006,759
			8,239,581
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	1,112	1,054,500
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33	435	449,281
5.050%	03/22/28	840	868,193
5.050%	03/22/53	277	285,657
5.200%	03/22/63	133	137,674
			2,795,305
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26(a)	1,663	1,492,588
3.000%	10/29/28	2,350	2,043,896
3.300%	01/30/32	1,000	823,542
3.875%	01/23/28	377	348,809
4.875%	01/16/24	300	299,383
6.500%	07/15/25	441	443,753
Air Lease Corp.,
Sr. Unsec’d. Notes
3.125%	12/01/30	2,355	1,999,141
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	236	220,019
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	780	$732,279
3.950%	07/01/24	641	624,138
4.250%	04/15/26	3,289	3,088,013
4.375%	05/01/26	765	721,811
5.250%	05/15/24	25	24,758
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	887	761,699
5.817%(ff)	02/01/34	535	520,009
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	380	363,442
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/29	1,441	1,424,194
4.950%	06/15/52(a)	458	445,927
Mastercard, Inc.,
Sr. Unsec’d. Notes
4.850%	03/09/33	2,090	2,170,970
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25	1,120	1,028,257
Pine Street Trust I,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	914	857,229
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	893	706,219
			21,140,076
Electric — 3.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	62	59,675
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
5.400%	03/15/53	650	677,030
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	436	288,286
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	925	875,815
3.950%	07/15/30	569	514,276
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	3,237	3,138,448
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	321	233,021
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	35	30,991

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31	66	$59,924
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30	259	218,485
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52	500	455,379
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	725	662,923
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	437	383,016
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,039	689,831
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	19	15,006
3.700%	03/01/45	9	7,238
4.700%	01/15/44	57	53,673
5.300%	02/01/53	295	305,251
First Mortgage, Series 130
3.125%	03/15/51	534	383,571
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.150%	11/15/52	526	592,537
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	830	853,618
5.600%	06/15/42	591	582,487
5.800%	03/01/33	970	1,001,842
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	72	61,851
First Ref. Mortgage
4.000%	09/30/42	529	452,695
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	609	502,133
3.400%	10/01/46	367	280,442
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,794	1,186,740
3.750%	05/15/46	22	17,551
5.400%	04/01/53	195	198,812
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	20	17,036
5.250%	04/01/33	300	308,800
5.650%	04/01/53	111	116,408
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	371	252,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.375%	03/30/44	355	$316,405
5.250%	03/15/33	610	633,894
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	324	293,987
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	216	224,806
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,472	1,245,627
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31(a)	785	630,819
3.550%	06/15/26	650	619,928
4.750%	06/15/46	495	401,402
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	823	763,077
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	1,123	945,549
2.250%	07/12/31	1,383	1,077,411
Sr. Unsec’d. Notes, 144A
4.625%	06/15/27(a)	1,699	1,664,482
5.000%	06/15/32	1,622	1,521,378
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	44	40,872
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	591	466,598
2.900%	03/15/51	414	282,322
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	473	354,770
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	369	326,208
3.450%	12/01/27	36	33,588
5.000%	09/15/52(a)	912	888,094
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,289	1,347,401
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	5	4,482
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30	230	219,292
5.600%	03/15/53	1,025	1,045,155
7.600%	04/01/32	24	28,338
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	3,777	3,506,267

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	1,616	$1,360,162
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	331	281,590
4.050%	06/01/42	54	48,061
5.050%	04/01/28(a)	884	913,644
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	514	480,912
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	174	181,317
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	4,384	3,862,594
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	24	24,948
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	332	325,995
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	28	24,805
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	749	588,229
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,272	1,209,536
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
1.350%	03/15/31	2,264	1,741,871
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	123	100,538
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.000%	07/15/32	556	560,612
5.050%	02/28/33	3,229	3,237,988
5.250%	02/28/53	860	848,291
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	600	566,438
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,696	1,644,292
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	862	586,314
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	501	405,482
4.450%	04/15/42	619	485,466
4.500%	07/01/40	1,347	1,108,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.550%	07/01/30	755	$705,865
4.600%	06/15/43	353	276,064
6.150%	01/15/33	220	225,788
6.750%	01/15/53	145	149,954
PacifiCorp,
First Mortgage
2.900%	06/15/52	1,091	748,897
3.300%	03/15/51	325	240,458
4.125%	01/15/49	33	28,283
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	875	595,094
PPL Electric Utilities Corp.,
First Mortgage
5.000%	05/15/33	1,851	1,891,088
5.250%	05/15/53	870	901,069
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	737	655,087
5.250%	04/01/53	440	448,458
First Mortgage, Series 36
2.700%	01/15/51	428	285,271
First Mortgage, Series 39
4.500%	06/01/52	462	426,804
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	297	175,148
2.700%	05/01/50	261	177,318
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	3,053	3,174,157
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	609	536,482
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53	550	566,503
6.000%	06/01/26	19	20,171
First Mortgage, Series UUU
3.320%	04/15/50	48	35,568
First Mortgage, Series XXX
3.000%	03/15/32	721	636,704
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	37	28,523
5.700%	03/01/53	300	313,107
5.850%	11/01/27	851	896,660
First Mortgage, Series 20A
2.950%	02/01/51	199	133,360
First Mortgage, Series A
4.200%	03/01/29	502	486,476
First Ref. Mortgage, Series B
3.650%	03/01/28	1,347	1,274,734
First Ref. Mortgage, Series C
3.600%	02/01/45	485	363,299
4.125%	03/01/48	399	329,925

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	650	$610,999
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	1,508	1,346,771
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	246	194,593
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	504	403,079
4.850%	12/01/48	23	21,015
Union Electric Co.,
First Mortgage
2.150%	03/15/32	945	772,366
3.900%	04/01/52	235	197,732
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	1,827	1,127,564
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,119	2,046,852
4.300%	07/15/29	1,297	1,156,632
4.875%	05/13/24	1,160	1,146,756
			80,698,199
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/33	576	605,808
Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27(a)	728	685,834
4.279%	03/15/32	3,124	2,787,481
5.050%	03/15/42	1,825	1,525,978
			4,999,293
Foods — 0.4%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
4.000%	05/17/51	200	156,664
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.700%	11/10/47	385	337,580
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	04/01/33	1,550	1,481,657
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	1,266	1,159,628
4.875%	10/01/49(a)	1,892	1,750,718
5.500%	06/01/50	523	529,511
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	16	14,091
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Nestle Holdings, Inc.,
Gtd. Notes, 144A
4.850%	03/14/33(a)	1,650	$1,725,457
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	2,760	2,197,248
			9,352,554
Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27	27	25,510
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	487	431,545
4.487%	02/15/42	15	12,986
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31(a)	366	289,971
2.950%	09/01/29	608	541,341
5.250%	03/30/28	200	203,526
5.800%	02/01/42	207	204,339
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52	449	516,985
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	2,824	2,849,781
Gtd. Notes, Series 20-A
1.750%	01/15/31	633	505,341
Gtd. Notes, Series 21A
3.150%	09/30/51	318	218,747
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.050%	03/15/32	875	806,722
			6,606,794
Healthcare-Products — 0.2%
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	465	325,956
Medtronic Global Holdings SCA,
Gtd. Notes
4.250%	03/30/28	1,530	1,527,562
4.500%	03/30/33	2,755	2,757,504
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.600%	11/24/31	34	28,380
			4,639,402
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	1,647	1,308,990
4.125%	11/15/42	281	237,871

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	882	$762,824
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	307	248,816
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	37	34,532
6.100%	10/15/52	825	920,869
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	685	610,225
4.125%	06/15/29	1,983	1,862,241
5.375%	02/01/25	945	945,312
5.375%	09/01/26	2,297	2,304,812
5.500%	06/15/47	690	647,593
5.625%	09/01/28	2,784	2,817,004
5.875%	02/15/26	375	380,472
Gtd. Notes, 144A
4.625%	03/15/52	610	506,802
Sr. Sec’d. Notes
4.500%	02/15/27	1,804	1,763,165
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	794	611,331
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	268	185,004
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	910	754,207
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	1,110	887,957
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	1,360	951,047
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	220	200,316
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	152	127,739
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	1,019	771,943
2.900%	05/15/50	591	419,319
3.050%	05/15/41	405	319,307
3.250%	05/15/51	577	434,017
3.500%	08/15/39	841	717,200
4.625%	07/15/35	15	15,077
4.750%	05/15/52	542	528,178
5.050%	04/15/53	1,515	1,531,346
5.350%	02/15/33	841	893,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	689	$465,151
			25,164,456
Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	752	586,947
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50	38	32,495
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	658	464,643
2.875%	03/15/32	751	676,055
3.850%	03/15/52	1,354	1,138,230
4.200%	08/15/48	1	909
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	884	828,815
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28(a)	332	319,864
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	483	470,543
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	46	38,727
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27	1,600	1,569,543
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	675	594,436
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,595	1,610,982
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	260,428
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	875	688,945
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	931	753,837
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	608	487,441
4.450%	05/15/69	229	200,900
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	178	141,432
6.063%	03/30/40	610	637,833

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Protective Life Global Funding,
Sec’d. Notes, 144A
4.714%	07/06/27	1,624	$1,605,932
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	275	267,185
6.850%	12/16/39	1,406	1,582,482
			14,371,657
Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	753	509,719
2.700%	06/03/60	330	216,610
3.100%	05/12/51	582	441,210
3.600%	04/13/32(a)	1,311	1,243,180
3.875%	08/22/37	1,143	1,064,811
3.950%	04/13/52	419	371,810
4.800%	12/05/34	354	368,189
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,052	1,057,333
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	510	508,627
5.375%	11/15/29	25	25,423
			5,806,912
Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	290	268,757
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	286,450
4.875%	11/22/26	200	165,163
5.500%	01/16/25	200	183,537
			903,907
Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	1,563	1,395,368
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,675	1,625,311
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,394	1,162,492
3.500%	06/01/41	2,459	1,681,456
3.500%	03/01/42	781	527,455
3.700%	04/01/51	674	430,365
3.900%	06/01/52	996	656,116
4.908%	07/23/25	1,963	1,941,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
6.384%	10/23/35	182	$180,621
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	673	420,160
2.937%	11/01/56	2,545	1,696,073
2.987%	11/01/63	40	25,955
3.200%	07/15/36	412	347,229
3.250%	11/01/39	53	42,866
3.300%	02/01/27	572	552,200
3.750%	04/01/40	1,534	1,318,394
4.049%	11/01/52	34	28,663
4.650%	02/15/33	447	449,204
5.350%	11/15/27	2,224	2,315,090
5.500%	11/15/32	671	715,454
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	548	507,176
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	7	6,217
3.950%	03/20/28	1,618	1,516,187
4.000%	09/15/55	264	175,215
4.950%	05/15/42	9	7,349
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	250	200,238
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	865	743,120
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	345	265,416
5.500%	09/01/41	53	45,786
5.875%	11/15/40	51	46,033
Walt Disney Co. (The),
Gtd. Notes
2.650%	01/13/31	1,046	923,144
3.500%	05/13/40	542	459,742
3.600%	01/13/51	488	395,721
			19,782,503
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	166,226
3.625%	09/11/24	220	214,541
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	241,448
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	627	590,158
4.250%	03/01/30	2,364	2,193,691
4.375%	08/01/28	1,070	1,010,123
4.625%	08/01/30	234	222,033
5.250%	09/01/29	1,906	1,881,008

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.625%	04/29/24	31	$30,784
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	69	60,733
			6,610,745
Miscellaneous Manufacturing — 0.0%
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	945	910,487
Oil & Gas — 0.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	1,583	1,333,205
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	2,866	2,501,116
2.772%	11/10/50	494	332,579
2.939%	06/04/51	197	136,667
4.812%	02/13/33	875	888,490
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	552	449,721
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	802	710,946
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	05/15/27	389	371,918
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	632	603,621
5.875%	06/15/28	1,655	1,680,714
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	664	608,021
6.250%	03/15/33	1,230	1,301,524
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	657	619,987
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	746	700,886
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	48	42,192
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	49	39,648
4.227%	03/19/40	193	180,930
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	17	17,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38	139	$138,612
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	691	624,388
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50	200	187,850
Phillips 66,
Gtd. Notes
2.150%	12/15/30	957	789,975
Phillips 66 Co.,
Gtd. Notes, 144A
3.150%	12/15/29(a)	1,315	1,186,296
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	485	394,310
5.100%	03/29/26	995	999,077
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,833	1,525,397
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	1,495	1,356,361
3.625%	08/21/42	30	25,108
4.550%	08/12/43	18	16,956
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,149	891,994
			20,655,654
Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	3,454	3,082,600
4.250%	11/21/49	998	880,466
4.400%	11/06/42	605	551,229
4.450%	05/14/46	701	634,492
4.500%	05/14/35	273	264,675
4.750%	03/15/45	53	50,103
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	2,262	1,939,090
2.800%	05/15/30	202	177,235
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
4.875%	03/03/28	1,555	1,599,999
4.875%	03/03/33	2,730	2,816,227
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	758	546,146
2.550%	11/13/50	49	32,844
3.700%	03/15/52	1,961	1,639,437

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,545	$1,498,573
Sr. Unsec’d. Notes
5.400%	03/15/33	1,535	1,593,362
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	1,937	1,386,278
3.250%	08/15/29	307	280,801
4.780%	03/25/38	1,155	1,100,482
5.125%	07/20/45	315	298,541
5.250%	02/21/33	1,475	1,502,365
5.625%	02/21/53	795	805,291
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	436	407,996
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/27/33	365	374,056
4.950%	02/27/63	245	251,679
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31	27	22,809
2.350%	06/24/40	21	15,484
2.750%	12/10/51	503	356,115
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50	51	36,565
3.450%	03/15/29	1,199	1,157,754
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	2,410	2,026,990
5.000%	11/26/28	1,217	1,224,688
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,154	970,801
4.700%	02/01/43	1,194	1,116,804
			30,641,977
Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	230	213,512
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	2,354	1,946,030
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33	2,612	2,717,825
Energy Transfer LP,
Sr. Unsec’d. Notes
4.150%	09/15/29	759	711,962
5.750%	02/15/33	2,710	2,767,333
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	583	566,290
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	252	$179,046
3.300%	02/15/53	611	443,081
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	719	590,291
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	328,000
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	78	76,674
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	197	130,242
4.800%	02/01/33(a)	658	634,811
5.200%	06/01/33	610	605,864
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	1,335	1,218,978
5.000%	03/01/33	25	24,466
5.500%	02/15/49	697	648,824
5.650%	03/01/53	140	134,649
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	972	940,667
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	500	358,911
ONEOK, Inc.,
Gtd. Notes
6.100%	11/15/32	306	316,905
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	198	195,927
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,475	1,417,624
4.500%	05/15/30	2,169	2,095,334
5.000%	03/15/27	905	901,698
5.750%	05/15/24	1,330	1,333,093
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	55	54,090
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	341	295,937
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.250%	05/15/28	1,450	1,406,309
4.625%	03/01/34	659	614,419
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.150%	04/01/33	945	957,984

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	1,769	$1,484,399
			26,311,175
Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.150%	04/15/53	295	270,017
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,537	1,417,097
2.950%	01/15/51	1,370	878,540
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	211	181,136
Corporate Office Properties LP,
Gtd. Notes
2.000%	01/15/29	21	16,272
2.750%	04/15/31	626	463,793
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	1,095	893,053
2.900%	04/01/41	455	324,418
3.800%	02/15/28	80	75,997
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	349	306,480
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	1,074	966,171
4.750%	12/15/28	970	823,140
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	410	256,294
3.500%	10/15/27	31	29,142
Prologis LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	428	347,560
2.125%	10/15/50	182	103,069
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,264	1,094,060
3.700%	06/15/30	995	896,521
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	31	30,069
4.375%	05/28/30	550	510,498
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32	54	41,537
Ventas Realty LP,
Gtd. Notes
4.750%	11/15/30	740	714,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27	637	$550,251
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	650	542,961
2.750%	01/15/32	543	444,947
3.100%	01/15/30	591	515,248
3.850%	06/15/32	337	297,813
4.125%	03/15/29	1,825	1,701,564
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	672	547,944
2.450%	02/01/32	388	309,329
3.850%	07/15/29	393	364,536
4.000%	02/01/25	77	75,149
			15,989,196
Retail — 0.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	222	150,024
2.800%	02/10/51	832	538,867
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	213	200,744
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31	829	685,867
2.375%	03/15/51	1,275	804,030
2.750%	09/15/51	736	504,448
3.300%	04/15/40	67	55,767
4.950%	09/15/52(a)	744	743,639
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	455	321,857
3.650%	04/05/29	1,239	1,171,765
3.700%	04/15/46	996	761,434
4.250%	04/01/52	482	396,279
4.800%	04/01/26	525	527,786
5.625%	04/15/53(a)	1,285	1,291,557
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	646	535,184
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	41	39,200
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	254	203,898
Target Corp.,
Sr. Unsec’d. Notes
4.500%	09/15/32(a)	1,037	1,039,602
4.800%	01/15/53	515	505,990

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30	465	$447,049
			10,924,987
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/21/25	1,602	1,547,685
Semiconductors — 0.6%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
3.924%	06/01/32(a)	737	707,620
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,325	1,791,771
3.419%	04/15/33	1,065	890,850
3.469%	04/15/34	1,055	866,880
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	1,473	1,048,693
3.734%	12/08/47	20	15,884
4.900%	08/05/52	375	349,205
5.625%	02/10/43	500	512,189
KLA Corp.,
Sr. Unsec’d. Notes
4.950%	07/15/52	806	798,451
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	1,075	884,779
2.650%	02/15/32	1,607	1,312,015
5.000%	01/15/33(a)	2,442	2,378,569
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	598	551,351
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
6.000%	05/20/53	782	888,690
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
3.875%	04/22/27	1,072	1,051,567
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
2.250%	04/23/31	1,623	1,365,868
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	1,320	1,149,819
			16,564,201
Software — 0.7%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	2,073	1,385,661
3.400%	09/15/26	77	74,552
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31(a)	1,241	$1,021,139
2.950%	02/15/51	431	295,941
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	516	391,018
3.450%	08/08/36	473	437,908
3.700%	08/08/46	638	578,661
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	745	666,709
2.875%	03/25/31	312	266,990
3.600%	04/01/40	1,882	1,458,351
3.600%	04/01/50	1,851	1,311,046
3.850%	07/15/36	59	50,163
4.650%	05/06/30	611	594,946
5.550%	02/06/53	2,218	2,111,039
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	354	307,072
2.950%	09/15/29	2,819	2,530,420
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25(a)	538	523,684
3.700%	04/14/27	442	427,383
4.000%	04/14/32(a)	275	252,935
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31	1,247	985,253
4.700%	05/15/30(a)	3,350	3,247,594
			18,918,465
Telecommunications — 1.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	175,787
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	407	332,382
2.550%	12/01/33	2,247	1,807,520
2.750%	06/01/31	749	644,747
3.500%	06/01/41	205	161,811
3.500%	09/15/53	34	24,690
3.550%	09/15/55	1,990	1,429,484
3.650%	09/15/59	1,204	860,268
3.800%	12/01/57	700	519,960
4.300%	02/15/30	126	122,518
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
3.800%	03/15/32	1,719	1,540,584
4.550%	03/15/52(a)	1,620	1,331,721
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,530	1,644,462

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	2,208	$1,932,428
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	207	183,866
2.625%	02/15/29(a)	3,000	2,645,933
3.375%	04/15/29	2,327	2,121,376
3.500%	04/15/31	1,115	1,002,691
3.875%	04/15/30	2,447	2,295,015
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	3,689	2,970,482
2.355%	03/15/32	4,847	3,976,706
2.550%	03/21/31	24	20,447
4.272%	01/15/36	1,560	1,449,478
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50	890	723,488
			29,917,844
Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	172	124,921
3.300%	09/15/51	223	170,249
3.900%	08/01/46	410	347,084
4.150%	04/01/45	424	377,356
4.950%	09/15/41	43	42,760
5.150%	09/01/43	41	41,758
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	1,358	1,154,951
3.100%	12/02/51	427	302,883
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	1,907	1,232,401
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	393	299,135
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	529	474,163
3.500%	05/01/50	696	525,096
4.950%	08/15/45	323	302,213
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	497	344,925
3.950%	10/01/42	586	496,696
4.550%	06/01/53	510	458,293
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.375%	09/10/38	626	574,111
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,119	952,422
			8,221,417
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.150%	06/01/49	600	$513,028

Total Corporate Bonds (cost $628,498,754)			635,481,903
Municipal Bonds — 0.2%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	15	13,442
1.749%	07/15/28	15	12,917
2.102%	07/15/30	30	25,024
			51,383
California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	30	24,517
1.877%	02/01/31	40	31,870
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	145	164,292
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	220	196,481
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	75	63,109
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	16,989
2.199%	05/01/31	205	171,418
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	150	126,112
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	70	87,120
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	340	439,716
			1,321,624
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	75	67,327
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	120	111,360
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	121	132,100

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	457	$485,544
			729,004
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	30	26,094
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	230	209,017
1.483%	01/01/28	205	179,065
			388,082
New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
0.982%	08/01/25	205	189,458
1.396%	08/01/27	665	587,205
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,020	915,945
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	150	127,107
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	90	95,274
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	150	136,410
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	387,355
Taxable, Revenue Bonds
5.647%	11/01/40	145	154,342
			2,593,096
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	75	93,566
Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	110	96,476

Total Municipal Bonds (cost $5,265,985)			5,366,652
Residential Mortgage-Backed Securities — 0.1%
Fannie Mae Interest Strips,
Series 293, Class 1, PO
1.962%(s)	12/25/24	6	5,990
Series 369, Class 12, IO
5.500%(cc)	05/25/36	121	23,583
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 383, Class 60, IO
6.500%	10/25/37	38	$7,823
Series 417, Class C11, IO
2.500%	02/25/28	1,351	63,030
Fannie Mae REMIC,
Series 1993-119, Class H
6.500%	07/25/23	2	1,529
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	1	847
Series 1993-141, Class Z
7.000%	08/25/23	2	1,880
Series 1993-147, Class Z
7.000%	08/25/23	1	1,404
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
3.655%(c)	02/25/24	2	23
Series 2003-78, Class B
5.000%	08/25/23	3	3,285
Series 2004-70, Class EB
5.000%	10/25/24	1	940
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
2.619%(c)	07/25/35	25	24,877
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	10	10,029
Series 2006-044, Class P, PO
3.071%(s)	12/25/33	20	16,568
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
1.745%(c)	04/25/36	111	10,269
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	27	30,349
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
1.905%(c)	06/25/37	121	9,195
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
1.555%(c)	11/25/37	228	14,853
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
1.605%(c)	12/25/37	256	19,955
Series 2008-85, Class EB
5.000%	09/25/28	13	13,390
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
1.155%(c)	03/25/38	108	4,982
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
1.405%(c)	01/25/40	202	18,211
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
1.405%(c)	01/25/40	133	10,035

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
1.575%(c)	04/25/40	64	$4,707
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
2.969%(c)	03/25/40	31	30,889
Series 2013-13, Class IK, IO
2.500%	03/25/28	388	16,446
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
4.155%(c)	04/25/23	—(r)	—
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.368%(s)	05/25/44	187	140,125
Series 2004-W12, Class 1PO, PO
1.373%(s)	07/25/44	161	137,164
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
2.065%(s)	02/25/44	204	158,505
Freddie Mac REMIC,
Series 1621, Class J
6.400%	11/15/23	2	1,991
Series 1630, Class PK
6.000%	11/15/23	6	5,822
Series 1680, Class PK
6.500%	02/15/24	5	5,468
Series 1695, Class EB
7.000%	03/15/24	9	9,241
Series 2595, Class DC
5.000%	04/15/23	—(r)	324
Series 2595, Class GC
5.500%	04/15/23	—(r)	82
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	12	12,789
Series 2643, Class SA, 1 Month LIBOR x (7) + 45.500% (Cap 45.500%, Floor 0.000%)
15.051%(c)	03/15/32	6	6,102
Series 2846, Class GB
5.000%	08/15/24	25	24,366
Series 2862, Class GB
5.000%	09/15/24	1	1,115
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
4.931%(c)	02/15/35	36	37,971
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.966%(c)	03/15/35	144	3,148
Series 3126, Class AO, PO
2.179%(s)	03/15/36	24	20,578
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
1.662%(c)	08/15/36	95	6,048
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
2.516%(c)	09/15/26	81	2,579
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3237, Class BO, PO
3.121%(s)	11/15/36	203	$163,932
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
7.434%(c)	04/15/37	12	12,013
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
6.894%(c)	04/15/37	10	10,416
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
1.316%(c)	11/15/37	17	1,144
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
1.716%(c)	11/15/24	1	4
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
1.656%(c)	12/15/39	292	15,635
Series 3704, Class DC
4.000%	11/15/36	13	12,704
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
1.316%(c)	10/15/40	68	4,234
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
1.916%(c)	07/15/23	2	2
Series 3852, Class QN, 1 Month LIBOR x (4) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	68	66,540
Series 3852, Class TP, 1 Month LIBOR x (4) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	78	80,504
Series 4030, Class IL, IO
3.500%	04/15/27	323	12,332
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	609	28,576
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	235	234,274
Series 2004-19, Class KE
5.000%	03/16/34	718	721,286
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
1.339%(c)	09/20/34	136	2,439
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
1.391%(c)	06/17/34	27	60
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
1.739%(c)	06/20/36	146	6,075
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.889%(c)	04/20/37	178	9,209
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
1.749%(c)	05/20/37	436	24,044

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
1.729%(c)	10/20/37	270	$7,920
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
1.979%(c)	08/20/38	215	11,952
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
2.789%(c)	09/20/38	107	5,268
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
2.039%(c)	05/20/37	286	12,919
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	546	8,182
Series 2009-065, Class LB
6.000%	07/16/39	22	22,883
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
1.239%(c)	02/20/38	218	10,656
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
1.989%(c)	06/20/37	147	8,336
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	879	6,217
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
1.339%(c)	11/20/34	141	6,406
Series 2010-085, Class ID, IO
6.000%	09/20/39	102	11,798
Series 2010-157, Class OP, PO
1.854%(s)	12/20/40	138	116,406
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
4.996%(c)	04/20/60	2	2,141
Series 2013-184, Class KZ
2.500%	12/20/43	841	677,499
Series 2013-H04, Class BA
1.650%	02/20/63	4	3,500
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
4.961%(c)	02/20/62	5	4,662

Total Residential Mortgage-Backed Securities (cost $3,203,705)			3,240,675
Sovereign Bonds — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27	260	249,324
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	142,100
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31(a)	603	519,824
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
2.550%	01/27/32	390	$333,158
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.500%	02/02/34	463	454,434
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	02/14/50(a)	494	378,311
6.625%	02/17/37	190	218,046
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	870	777,997
3.750%	01/11/28	252	242,676
3.771%	05/24/61	889	598,853
4.280%	08/14/41	1,079	881,610
4.600%	02/10/48	350	285,316
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
6.500%	09/08/33	866	891,980
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	369,598
4.500%	04/01/56	200	148,413
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25	837	832,907
4.550%	03/29/26	728	728,080
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50	200	159,522
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	1,550	1,322,150
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	561	517,522
Republic of Poland Government International Bond (Poland),
Bonds
4.875%	10/04/33	1,468	1,461,732
5.500%	04/04/53	884	891,735
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	533	409,344
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	3	2,982
4.975%	04/20/55	24	23,580

Total Sovereign Bonds (cost $12,750,681)			12,841,194
U.S. Government Agency Obligations — 24.6%
Federal Farm Credit Bank, Bonds
2.350%	03/10/36	6,390	4,963,808
Federal Home Loan Bank, Bonds
2.090%	02/22/36	10,795	8,169,908
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	1,134	987,790
2.500%	07/01/50	2,188	1,916,556
2.500%	08/01/50	2,997	2,620,771

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	10/01/50	5,874	$5,144,239
2.500%	02/01/51	1,076	934,092
2.500%	02/01/51	2,262	1,977,488
2.500%	02/01/51	5,087	4,454,787
2.500%	03/01/51	3,366	2,942,132
2.500%	11/01/51	6,949	6,076,568
2.500%	12/01/51	456	395,713
2.500%	01/01/52	675	589,615
2.500%	01/01/52	11,068	9,644,861
3.000%	05/01/42	33	30,479
3.000%	05/01/42	700	640,294
3.000%	07/01/42	5	5,050
3.000%	08/01/42	7	6,387
3.000%	08/01/42	9	8,198
3.000%	08/01/42	45	41,223
3.000%	10/01/42	7	6,676
3.000%	10/01/42	24	22,151
3.000%	12/01/42	8	7,590
3.000%	01/01/43	56	51,979
3.000%	02/01/43	67	61,440
3.000%	02/01/43	188	173,696
3.000%	03/01/43	449	415,019
3.000%	03/01/43	455	419,670
3.000%	06/01/43	511	471,960
3.000%	02/01/47	2,480	2,278,036
3.000%	09/01/49	3,035	2,769,349
3.000%	07/01/50	909	820,386
3.000%	08/01/50	570	518,903
3.000%	12/01/50	3,938	3,580,623
3.000%	03/01/52	2,162	1,948,366
3.000%	03/01/52	10,075	9,127,348
3.500%	03/01/32	259	254,674
3.500%	11/01/48	6,295	5,964,386
3.500%	02/01/49	230	217,450
3.500%	06/01/49	21,707	20,501,414
3.500%	07/01/50	1,767	1,662,998
3.500%	04/01/52	15,397	14,447,777
4.000%	02/01/26	39	38,283
4.000%	01/01/32	184	180,744
4.000%	02/01/41	6	5,508
4.000%	02/01/41	10	10,205
4.000%	10/01/42	158	154,534
4.000%	08/01/47	7,827	7,556,881
4.000%	12/01/47	3,102	3,005,170
4.000%	05/01/48	632	612,094
4.000%	07/01/48	538	523,361
4.000%	01/01/49	2,552	2,483,096
4.000%	05/01/52	14,347	13,832,184
4.000%	09/01/52	3,246	3,126,299
4.500%	09/01/24	5	5,132
4.500%	08/01/30	76	76,420
4.500%	04/01/47	75	74,318
4.500%	05/01/47	275	274,646
4.500%	05/01/48	1,935	1,945,558
4.500%	08/01/48	1,108	1,109,437
4.500%	08/01/49	4,397	4,398,406
4.500%	09/01/49	2,930	2,921,386
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	09/01/50	193	$191,725
4.500%	07/01/52	23,434	22,958,831
4.500%	12/01/52	594	585,571
4.500%	12/01/52	1,579	1,561,192
5.000%	07/01/23	2	1,563
5.000%	10/01/23	2	2,306
5.000%	11/01/23	—(r)	135
5.000%	06/01/30	57	57,983
5.000%	04/01/33	8	7,817
5.000%	08/01/33	1	642
5.000%	08/01/33	100	101,961
5.000%	09/01/33	—(r)	239
5.000%	09/01/33	2	1,750
5.000%	10/01/33	—(r)	347
5.000%	04/01/34	—(r)	457
5.000%	11/01/34	3	2,586
5.000%	12/01/34	32	32,535
5.000%	12/01/34	63	63,917
5.000%	07/01/35	—(r)	461
5.000%	11/01/35	—(r)	31
5.000%	04/01/37	74	75,653
5.000%	01/01/39	16	16,253
5.000%	04/01/39	114	115,984
5.000%	07/01/39	8	7,988
5.000%	10/01/40	244	249,580
5.000%	03/01/49	45	45,875
5.000%	03/01/49	347	352,934
5.000%	11/01/49	613	618,541
5.000%	07/01/52	13,303	13,266,558
5.000%	09/01/52	4,904	4,890,498
5.500%	06/01/23	—(r)	440
5.500%	12/01/24	—(r)	483
5.500%	04/01/27	17	16,808
5.500%	01/01/33	21	20,963
5.500%	06/01/35	160	164,784
6.500%	05/01/25	—(r)	418
6.500%	08/01/27	45	46,730
6.500%	01/01/29	12	11,965
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.641%, Floor 2.135%)
4.197%(c)	10/01/36	20	20,605
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 6.995%, Floor 1.495%)
3.245%(c)	06/01/43	—(r)	446
Federal National Mortgage Assoc.
2.500%	08/01/50	1,046	910,692
2.500%	09/01/50	3,690	3,225,481
2.500%	09/01/50	11,803	10,328,840
2.500%	09/01/50	17,452	15,283,509
2.500%	03/01/51	523	453,966
2.500%	12/01/51	5,954	5,197,442
2.500%	04/01/52	2,951	2,559,533
3.000%	11/01/42	10	8,842
3.000%	12/01/42	11	9,797
3.000%	12/01/42	12	10,882
3.000%	12/01/42	19	17,592
3.000%	12/01/42	26	24,091

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/42	27	$24,887
3.000%	12/01/42	37	33,724
3.000%	12/01/42	100	92,596
3.000%	12/01/42	398	367,312
3.000%	01/01/43	6	5,125
3.000%	01/01/43	6	5,867
3.000%	01/01/43	7	6,029
3.000%	01/01/43	7	6,908
3.000%	01/01/43	8	7,444
3.000%	01/01/43	12	10,760
3.000%	01/01/43	13	11,560
3.000%	01/01/43	13	12,127
3.000%	01/01/43	17	16,067
3.000%	01/01/43	19	17,164
3.000%	01/01/43	29	26,431
3.000%	01/01/43	35	32,730
3.000%	01/01/43	51	47,230
3.000%	01/01/43	96	88,649
3.000%	03/01/43	10	9,295
3.000%	03/01/43	14	12,625
3.000%	03/01/43	99	91,414
3.000%	03/01/43	243	224,271
3.000%	03/01/43	748	689,937
3.000%	04/01/43	25	22,759
3.000%	04/01/43	38	34,949
3.000%	04/01/43	58	53,264
3.000%	04/01/43	110	101,733
3.000%	04/01/43	127	116,901
3.000%	04/01/43	133	122,221
3.000%	04/01/43	915	844,269
3.000%	05/01/43	46	42,083
3.000%	05/01/43	49	45,232
3.000%	05/01/43	122	112,964
3.000%	05/01/43	227	209,183
3.000%	05/01/43	233	215,114
3.000%	05/01/43	461	425,119
3.000%	03/01/44	590	543,524
3.000%	10/01/49	652	594,426
3.000%	05/01/50	489	447,332
3.000%	07/01/50	441	397,882
3.000%	07/01/50	6,886	6,260,806
3.000%	08/01/50	943	850,539
3.000%	08/01/50	5,240	4,772,146
3.000%	09/01/50	10,205	9,279,235
3.000%	08/01/51	240	217,581
3.000%	08/01/51	7,531	6,809,455
3.000%	11/01/51	6,754	6,122,211
3.000%	04/01/52	6,676	5,996,297
3.000%	07/01/52	5,828	5,264,849
3.500%	08/01/32	199	193,993
3.500%	10/01/32	644	625,674
3.500%	04/01/33	68	65,434
3.500%	04/01/33	208	197,758
3.500%	05/01/33	278	268,896
3.500%	07/01/42	478	450,077
3.500%	09/01/42	242	229,605
3.500%	10/01/42	234	221,890
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	01/01/43	300	$284,398
3.500%	07/01/43	279	264,643
3.500%	08/01/45	210	198,584
3.500%	11/01/48	6,066	5,748,012
3.500%	07/01/50	382	358,060
3.500%	08/01/52	5,117	4,782,324
3.500%	08/01/52	5,129	4,813,126
4.000%	09/01/42	249	247,843
4.000%	10/01/42	543	524,375
4.000%	11/01/45	200	195,258
4.000%	03/01/46	58	56,266
4.000%	03/01/46	65	63,611
4.000%	06/01/46	69	67,656
4.000%	06/01/46	329	324,501
4.000%	08/01/46	20	19,595
4.000%	10/01/46	25	24,602
4.000%	10/01/46	161	155,929
4.000%	05/01/47	283	275,472
4.000%	06/01/47	346	338,987
4.000%	10/01/47	310	304,754
4.000%	10/01/47	5,741	5,583,428
4.000%	12/01/47	411	402,310
4.000%	01/01/48	969	947,913
4.000%	02/01/48	282	276,501
4.000%	02/01/48	753	736,656
4.000%	06/01/48	563	550,964
4.000%	06/01/48	632	618,509
4.000%	07/01/48	210	204,481
4.000%	07/01/48	229	222,830
4.000%	07/01/48	310	303,618
4.000%	08/01/48	124	120,729
4.000%	09/01/48	678	658,394
4.000%	05/01/49	9,495	9,233,804
4.000%	07/01/49	383	371,774
4.000%	02/01/50	6,383	6,211,283
4.000%	08/01/50	3,601	3,501,120
4.000%	11/01/50	2,309	2,245,630
4.000%	05/01/51	1,178	1,143,797
4.000%	10/01/52	1,236	1,188,356
4.500%	06/01/26	59	58,756
4.500%	09/01/26	23	23,477
4.500%	07/01/41	115	113,529
4.500%	10/01/42	950	940,652
4.500%	04/01/44	437	436,045
4.500%	10/01/44	1,708	1,707,164
4.500%	12/01/44	73	72,491
4.500%	06/01/45	432	431,789
4.500%	08/01/45	40	39,579
4.500%	10/01/45	120	119,609
4.500%	11/01/45	84	83,725
4.500%	02/01/46	285	286,121
4.500%	08/01/46	114	113,461
4.500%	01/01/47	1,847	1,845,904
4.500%	04/01/47	424	423,526
4.500%	07/01/47	795	792,019
4.500%	07/01/47	1,051	1,047,476
4.500%	11/01/47	493	490,849

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	09/01/48	583	$583,276
4.500%	08/01/49	2,941	2,931,804
4.500%	09/01/52	9,842	9,642,449
4.500%	10/01/52	7,973	7,811,762
5.000%	05/01/23	—(r)	264
5.000%	06/01/23	2	1,558
5.000%	06/01/24	6	6,509
5.000%	07/01/25	36	35,746
5.000%	01/01/26	40	40,792
5.000%	09/01/29	38	38,154
5.000%	12/01/29	58	58,640
5.000%	02/01/35	86	85,972
5.000%	10/01/39	371	379,027
5.000%	01/01/40	549	562,474
5.000%	07/01/41	83	85,116
5.000%	10/01/43	—(r)	307
5.000%	05/01/44	112	113,736
5.000%	12/01/44	264	268,723
5.000%	01/01/45	185	188,104
5.000%	06/01/47	20	20,006
5.000%	05/01/48	3	3,311
5.000%	07/01/48	128	129,911
5.000%	11/01/48	2,564	2,610,214
5.000%	02/01/49	5	4,735
5.000%	02/01/49	76	76,745
5.000%	03/01/49	3	3,254
5.000%	11/01/49	78	78,416
5.000%	11/01/49	259	260,564
5.000%	12/01/49	392	395,200
5.000%	01/01/50	274	277,961
5.000%	07/01/52	3,996	3,986,052
5.000%	12/01/52	9,611	9,586,103
5.500%	09/01/23	—(r)	10
5.500%	01/01/26	6	6,301
5.500%	06/01/26	7	6,726
5.500%	05/01/28	38	38,108
5.500%	05/01/33	89	91,607
5.500%	06/01/33	24	24,658
5.500%	10/01/33	49	49,981
5.500%	01/01/34	144	148,717
5.500%	02/01/35	63	65,050
5.500%	04/01/36	28	28,406
5.500%	04/01/37	85	87,914
5.500%	01/01/38	62	64,068
5.500%	12/01/52	13,249	13,381,941
6.000%	01/01/24	3	2,869
6.000%	07/01/24	1	914
6.000%	10/01/27	45	46,264
6.000%	11/01/27	34	34,880
6.000%	04/01/28	22	22,058
6.000%	05/01/28	18	18,411
6.000%	04/01/34	6	5,838
6.000%	12/01/52	7,631	7,796,695
6.000%	01/01/53	6,403	6,535,788
6.500%	12/01/23	2	1,515
6.500%	09/01/28	22	22,727
6.500%	05/01/37	7	6,730
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
4.451%(c)	09/01/37	43	$42,854
Freddie Mac Pool
4.000%	09/01/49	7,504	7,331,632
Government National Mortgage Assoc.
2.000%	08/20/50	443	378,577
2.000%	09/20/50	684	585,779
2.000%	11/20/50	29,001	24,802,627
2.000%	11/20/51	930	791,464
2.000%	12/20/51	16,206	13,785,917
2.500%	06/20/50	411	363,646
2.500%	01/20/51	666	588,915
2.500%	02/20/51	351	310,599
2.500%	05/20/51	1,318	1,163,582
2.500%	07/20/51	1,819	1,600,867
2.500%	08/20/51	2,266	1,994,590
2.500%	09/20/51	33,614	29,583,268
2.500%	12/20/51	252	222,037
2.500%	01/20/52	3,688	3,246,057
3.000%	09/20/46	271	250,749
3.000%	10/20/49	2,244	2,063,663
3.000%	03/20/50	3,476	3,194,656
3.000%	07/20/50	716	657,386
3.000%	02/20/51	1,562	1,435,034
3.000%	06/20/51	3,992	3,653,059
3.000%	08/20/51	16,109	14,726,117
3.000%	10/20/51	17,851	16,313,084
3.000%	11/20/51	330	301,866
4.000%	02/20/41	3	2,752
4.000%	10/20/41	1	673
4.000%	11/20/41	4	4,379
4.000%	04/20/42	2	2,325
4.000%	10/20/42	1	1,449
4.000%	08/20/43	22	22,185
4.000%	03/20/44	2	2,067
4.000%	05/20/44	3	2,555
4.000%	11/20/44	180	176,583
4.000%	05/20/45	19	18,632
4.000%	06/20/45	267	261,593
4.000%	07/20/45	837	818,439
4.000%	09/20/52	6,903	6,644,591
4.500%	06/20/25	20	19,685
4.500%	11/15/39	188	189,975
4.500%	02/20/50	384	382,363
4.500%	03/20/50	696	692,805
4.500%	04/20/50	1,394	1,386,738
4.500%	07/20/52	1,543	1,520,271
5.000%	04/15/25	184	186,064
5.000%	11/15/39	563	579,193
5.000%	07/15/40	128	131,609
5.000%	07/20/49	158	160,148
5.000%	08/20/52	1,522	1,524,337
5.000%	09/20/52	22,240	22,280,253
5.000%	11/20/52	10,598	10,617,192
5.500%	TBA	3,320	3,357,545
5.500%	11/20/52	13,938	14,114,101

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	TBA	1,970	$2,006,707
6.000%	11/20/52	6,931	7,064,327
6.000%	01/20/53	5,128	5,226,140
6.500%	10/15/23	—(r)	241
Tennessee Valley Authority Generic Strip, Bonds
4.310%(s)	05/01/25	3,891	3,525,574
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600	345,947

Total U.S. Government Agency Obligations (cost $638,480,098)			641,136,076
U.S. Treasury Obligations — 45.2%
U.S. Treasury Bonds
1.875%	02/15/41	8,476	6,341,107
1.875%	02/15/51	5,775	3,945,949
1.875%	11/15/51	5,255	3,578,327
2.000%	11/15/41	1,630	1,229,631
2.375%	11/15/49	30	23,180
2.875%	05/15/43	2,773	2,393,446
2.875%	05/15/52	1,050	898,570
3.000%	11/15/44	38	33,143
3.000%	08/15/52	110	96,662
3.125%	05/15/48	65	58,023
3.375%	08/15/42	6,689	6,282,622
3.625%	08/15/43	520	504,481
3.625%	02/15/53	26,500	26,313,672
3.750%	08/15/41	4,840	4,830,169
3.750%	11/15/43	416	410,605
3.875%	08/15/40	2,315	2,372,513
3.875%	02/15/43(a)	21,350	21,540,148
4.000%	11/15/42(a)	23,499	24,137,879
4.000%	11/15/52	56,924	60,437,384
4.375%	05/15/40	1,247	1,359,814
U.S. Treasury Notes
0.250%	03/15/24(a)(k)	32,298	30,983,371
0.250%	06/15/24	15,550	14,782,826
0.375%	07/15/24	3,359	3,189,607
0.375%	09/15/24	4,390	4,147,350
0.375%	01/31/26	7,120	6,463,625
0.500%	03/31/25	2,700	2,518,277
0.500%	02/28/26	938	852,481
0.625%	07/31/26	6,883	6,208,681
0.750%	12/31/23	1,120	1,087,319
0.750%	03/31/26	10,960	10,028,400
0.750%	04/30/26	23,070	21,033,352
0.750%	05/31/26	26,560	24,159,225
1.000%	07/31/28	2,587	2,261,200
1.125%	01/15/25	49,705	47,103,254
1.250%	12/31/26	5,590	5,106,989
1.250%	03/31/28	2,470	2,203,317
1.250%	04/30/28	20,940	18,644,780
1.250%	06/30/28	2,600	2,307,906
1.375%	10/31/28	780	692,128
1.750%	12/31/24	341	327,107
1.750%	12/31/26	160	149,000
1.875%	08/31/24	60,594	58,529,630
2.125%	02/29/24	30	29,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.250%	03/31/24	6,830	$6,671,523
2.500%	05/15/24	90	87,996
2.500%	03/31/27	580	553,991
2.625%	05/31/27(a)	23,914	22,931,284
2.750%	07/31/27	4,970	4,786,343
2.875%	05/15/28	13,765	13,278,923
3.000%	07/31/24(a)	24,740	24,284,823
3.500%	02/15/33(a)	19,100	19,132,828
3.875%	01/15/26	7,200	7,202,813
3.875%	11/30/27(a)	88,096	89,025,138
3.875%	12/31/27	2,960	2,991,450
3.875%	11/30/29	38,680	39,350,856
3.875%	12/31/29	5,430	5,528,419
4.000%	12/15/25(a)	35,290	35,425,095
4.000%	02/29/28	48,250	49,128,301
4.000%	10/31/29	40,358	41,335,420
4.000%	02/28/30	29,500	30,288,203
4.125%	10/31/27	2,376	2,422,035
4.125%	11/15/32(a)	40,196	42,243,274
4.500%	11/30/24(a)	119,760	120,223,135
4.500%	11/15/25(a)	63,849	64,796,454
4.625%	02/28/25(a)	71,200	71,892,531
4.625%	03/15/26	51,450	52,623,703

Total U.S. Treasury Obligations (cost $1,168,720,336)			1,175,800,999

Total Long-Term Investments (cost $2,496,605,254)			2,513,912,677

Shares
Short-Term Investments — 19.8%
Affiliated Mutual Fund — 16.7%
PGIM Institutional Money Market Fund (cost $434,175,743; includes $432,317,009 of cash collateral for securities on loan)(b)(we)	434,367,851	434,150,666

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.5%
U.S. Treasury Bills
4.555%	07/13/23(k)	3,615	3,567,356
4.558%	06/15/23(k)	2,320	2,298,186
4.643%	11/02/23	5,987	5,826,188

Total U.S. Treasury Obligations (cost $11,694,184)				11,691,730

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Unaffiliated Fund — 2.6%
Dreyfus Government Cash Management (Institutional Shares)	68,158,578	$68,158,578
(cost $68,158,578)

Total Short-Term Investments (cost $514,028,505)		514,000,974

TOTAL INVESTMENTS—116.4% (cost $3,010,633,759)		3,027,913,651

Liabilities in excess of other assets(z) — (16.4)%		(425,698,307)

Net Assets — 100.0%		$2,602,215,344

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PO	Principal Only
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $424,929,326; cash collateral of $432,317,009 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,137	2 Year U.S. Treasury Notes	Jun. 2023	$234,737,204	$41,638
544	5 Year U.S. Treasury Notes	Jun. 2023	59,572,249	866,891
582	10 Year U.S. Treasury Notes	Jun. 2023	66,884,534	815,120
525	20 Year U.S. Treasury Bonds	Jun. 2023	68,857,031	2,648,522
325	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	45,865,625	1,174,903
				5,547,074
Short Position:
196	10 Year U.S. Ultra Treasury Notes	Jun. 2023	23,743,564	(4,469)
				$5,542,605
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24